Loans and liquidity investments - Volume Development, Lending (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Volume Development, Lending
Offers of long-term loans accepted	kr 74,515	kr 57,015
Undisbursed loans at year end	52,150	50,814
Loans outstanding at year-end	217,594	209,226
Concessionary loans outstanding	547	663
CIRR-System
Volume Development, Lending
Offers of long-term loans accepted	15,500	4,916
Undisbursed loans at year end	47,868	47,664
Loans outstanding at year-end	kr 76,120	kr 69,922